Acquisition of Bao Li Gaming Promotion Limited (Details 3) - USD ($)		12 Months Ended
	Sep. 12, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration		$ (30,215,735)	$ 60,918,569	$ 12,445,789
Foreign Currency Translation Adjustment		89,182	65,092	(76,610)
Bao Li Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration		42,291,631	33,027,050
Payment	$ (15,000,000)	(21,320,000)	(13,000,000)
Ordinary Shares Issued		(1,342,750)	(3,837,500)	0
Change in Fair Value of Contingent Consideration		(5,407,770)	26,177,337
Foreign Currency Translation Adjustment		7,389	(75,256)
Contingent Consideration		$ 14,228,500	$ 42,291,631	$ 33,027,050